Acquisitions And Equity Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Acquisitions And Equity Transactions [Abstract]
Acquisitions And Equity Transactions

Note 5—Acquisitions

On July 12, 2011, the Company and REG Albert Lea, a subsidiary of the Company, completed its asset acquisition of SoyMor. Pursuant to the Asset Purchase Agreement, dated June 8, 2011, the Company issued 673,544 shares of its Common Stock in exchange for the transfer of substantially all the assets of SoyMor and assumed certain liabilities. The assets of SoyMor consisted primarily of a 30 mmgy nameplate capacity biodiesel facility located in Albert Lea, Minnesota, as well as, a co-located soy lecithin production facility. The Company recorded a gain from the equity investment of $661 for the three months ended September 30, 2011 resulting from the difference in the carrying value and fair value of the equity method investment in SoyMor immediately prior to the acquisition. The equity investment gain was recorded in income (loss) from equity investments on the condensed consolidated statement of operations.

The Company determined that the SoyMor assets do not constitute a business as defined under ASC Topic 805, Business Combinations (ASC Topic 805), on the basis that the SoyMor assets are not an integrated set of activities or assets that are capable of being conducted or managed in a manner that would provide any economic benefit or return to the Company. As a result, the Company accounted for the SoyMor assets as an asset acquisition. Neither goodwill nor a gain from a bargain purchase was recognized in conjunction with the acquisition, and no significant contingent assets or liabilities were acquired or assumed in the acquisition.

The following table summarized the final allocation of the purchase price to the fair values of the assets acquired and liabilities assumed at the date of acquisition:

Final Allocation at July 12, 2011
Assets acquired:
Inventory	$78
Property, plant and equipment	18,886
Debt	(1,001)
Fair value of investment prior to allocation	(1,613)

Fair value of common stock issued	$16,350

The final acquisition price is summarized as follows:

	Final Value at July 12, 2011
	Fair Value	Fair Value per Share
Fair value of stock issued:
Common Stock	$16,350	$24.28

Note 6—Acquisitions and Equity Transactions

On February 26, 2010, the Company completed its mergers with Biofuels and Blackhawk and on March 8, 2010 the Company completed the asset purchase of CIE. The Company also completed the asset purchase of Nova Biosource Fuels, Inc. on April 8, 2010, an asset purchase of Tellurian and ABDF on July 16, 2010 and an asset purchase of Clovis on September 21, 2010.

REG Biofuels, Inc.

On February 26, 2010, the Company completed its merger with Biofuels.

Pursuant to the Second Amended and Restated Agreement and Plan of Merger, executed November 20, 2009, dated and effective as of the original execution date, May 11, 2009, REG Merger Sub, Inc., a Delaware corporation and wholly owned subsidiary of the Company was merged with and into Biofuels. Upon consummation of the merger, Biofuels became a wholly owned subsidiary of the Company. At the closing, each share of Biofuels' Common Stock issued and outstanding immediately prior to the effective time was converted into the right to receive one share of the Common Stock, $.0001 par value per share, and each share of Biofuels' preferred stock issued and outstanding immediately prior to the effective time was converted into the right to receive one share of the Series A Preferred Stock, $.0001 par value per share.

The Company accounted for the Biofuels Merger as a business combination in accordance with ASC Topic 805. When accounting for the exchange of shares between entities under common control, the entity that receives the net assets shall initially recognize the assets and liabilities transferred at their carrying amounts in the accounts of the transferring entity at the date of transfer.

As the transaction was accounted for with carryover basis, no goodwill was recognized in conjunction with the Biofuels Merger, and no significant contingent assets or liabilities were acquired or assumed in the Biofuels Merger.

Blackhawk Biofuels LLC

On February 26, 2010, the Company completed the Blackhawk Merger.

Pursuant to the Second Amended and Restated Agreement and Plan of Merger, executed November 21, 2009, dated and effective as of the original execution date, May 11, 2009, REG Danville, LLC, a wholly owned subsidiary of the Company, was merged with and into Blackhawk. Upon consummation of the merger, Blackhawk became a wholly owned subsidiary of the Company and changed its name to REG Danville, LLC. Pursuant to the Blackhawk Merger, each outstanding Blackhawk Series A Units (other than such units held by Biofuels or any affiliate of Biofuels) was converted into 0.1792 shares of Common Stock and 0.0088 shares of Series A Preferred Stock. Each outstanding warrant for the purchase of Series A units of Blackhawk became exercisable for the purchase of shares of Common Stock, with the number of shares and exercise price per share adjusted appropriately based on the 0.1792 shares exchange ratio. The former members of Blackhawk have received 132,680 shares of Series A Preferred Stock and 2,701,261 shares of Common Stock.

The following table summarizes the final allocations of the purchase price to the fair values of the assets acquired and liabilities assumed at the date of acquisition:

Allocation at February 26, 2010
Assets (liabilities) acquired:
Cash	$1
Restricted cash	2,002
Other current assets	859
Property, plant and equipment	55,253
Goodwill	44,191
Other noncurrent assets	231
Line of credit	(350)
Other current liabilities	(3,621)
Notes payable	(48,743)
Other noncurrent liabilities	(6,802)

Fair value of common and preferred stock issued	$43,021

The acquisition price is summarized as follows:

	Value at February 26, 2010
	Fair value	Fair value per share
Fair value of stock issued:
Warrants	$1,269	$9.45
Common Stock	40,721	$15.08
Series A Preferred Stock	1,031	$7.77

Total	$43,021

Since all of REG Danville's revenues for the period from February 26, 2010 through December 31, 2010 consisted entirely of tolling fees from REG Marketing & Logistics Group, LLC (REG Marketing), they were eliminated on a consolidated basis.

Central Iowa Energy LLC

On March 8, 2010, the Company completed its acquisition of substantially all of the assets of CIE.

Pursuant to the Second Amended and Restated Asset Purchase Agreement, executed November 20, 2009, dated and effective as of the original execution date, May 8, 2009, REG Newton, LLC, a wholly owned subsidiary of the Company, acquired substantially all assets and liabilities of CIE. At closing, the Company delivered to CIE an aggregate of 158,485 shares of Series A Preferred Stock and 1,701,132 shares of Common Stock.

The following table summarizes the final allocation of the purchase price to the fair values of the assets acquired and liabilities assumed at the date of acquisition:

Allocation at March 8, 2010
Assets (liabilities) acquired:
Cash	$403
Restricted cash	300
Other current assets	483
Property, plant and equipment	32,153
Goodwill	24,593
Line of credit	(550)
Other current liabilities	(1,927)
Notes payable	(23,925)
Other noncurrent liabilities	(4,652)

Fair value of common and preferred stock issued	$26,878

The acquisition price is summarized as follows:

	Final value at March 8, 2010
	Fair value	Fair value per share
Fair value of stock issued:
Common Stock	$25,645	$15.08
Series A Preferred Stock	1,233	$7.77

Total	$26,878

Since all of REG Newton's revenues for the period from March 8, 2010 through December 31, 2010 consisted entirely of contract manufacturing fees from REG Marketing, they were eliminated on a consolidated basis.

The following pro forma condensed combined results of operations assume that the Blackhawk Merger and CIE Asset Acquisition were completed as of January 1, 2010, 2009, and 2008, respectively:

	2010	2009	2008
Revenues	$216,609	$135,216	$157,901
Net loss	$(24,633)	$(74,890)	$(18,613)

Nova Biosource Fuels, Inc.

On April 8, 2010, the Company entered into a series of agreements related to the asset purchase agreement with Nova Biosource Fuels, Inc. In September 2009, the United States Bankruptcy Court for the District of Delaware entered an order authorizing the sale of assets by Nova Biofuels Seneca, LLC (Nova Seneca) and Nova Biosource Technologies, LLC, (Nova Technologies), to a wholly owned subsidiary of Biofuels, pursuant to terms of an Asset Purchase Agreement, dated as of September 23, 2009 (the Nova Asset Purchase Agreement). The assets of Nova Seneca and Nova Technologies (the Seneca Assets), including the 60 mmgy biodiesel facility located in Seneca, Illinois (Seneca Facility) was acquired from Chapter 11 debtors in possession initially by the Company and immediately thereafter was sold to an entity named Seneca Landlord, LLC (Landlord) which is indirectly owned by three significant stockholders of the Company or their affiliates: Bunge North America, Inc., USRG Holdco V, LLC and West Central Cooperative. These stockholder parties facilitated the transactions described above by, among other things, creating Landlord, agreeing to invest $4,000 for repairs to the Seneca Facility and in consideration therefore received guarantees of certain payments and other obligations from the Company described below.

REG Seneca and Landlord entered into a Lease Agreement that governs REG Seneca's lease of the Seneca Facility from Landlord. The Lease has a term of 7 years on a net lease basis covering the debt service on $36,250 of mortgage indebtedness against the Seneca Facility, as well as taxes, utilities, maintenance and other operating expenses.

REG Seneca will pay Landlord a $600 per year fee (Fee), payable $150 per quarter, which is guaranteed by the Company. During the term of the lease, Seneca Holdco has a put option to the Company of the Landlord equity interests after one year, April 8, 2011, provided the Company has a minimum excess net working capital (as defined) of 1.5 times the put/call price. During this time, the Company also has a call option of the Landlord equity interests. The put/call price is the greater of three times the initial investment or an amount yielding a 35% internal rate of return. If the put/call is exercised within three years, the Fee and distributions in the first three years are credited to the put/call price. At the time the put or call is exercised, the Company will issue 60,000 shares of Common Stock to Seneca Holdco.

The Company determined that the Seneca Assets do not constitute a business as defined under ASC Topic 805 on the basis that the Seneca Assets are not an integrated set of activities or assets that are capable of being conducted or managed in a manner that would provide any economic benefit or return to the Company. As a result, the Company accounted for the purchase of the Seneca Assets as an asset acquisition. Neither goodwill nor a gain from a bargain purchase was recognized in conjunction with the acquisition, and no significant contingent assets or liabilities were acquired or assumed in the acquisition.

See "Note 7—Variable Interest Entities" for information on the accounting of the aforementioned transaction.

Tellurian Biodiesel, Inc. and American BDF, LLC

On July 16, 2010, the Company issued 239,314 shares and up to an additional 292,500 shares of Common Stock for certain assets of Tellurian and ABDF. Tellurian was a California-based biodiesel company and marketer. ABDF was a joint venture owned by Golden State Service Industries, RTI and Tellurian and had previously focused on building a national array of small biodiesel plants that would convert used cooking oil into high quality, sustainable biodiesel. The purchase connects RTI's national used cooking oil collection system, with more than 16,000 installations, with the Company's national network of biodiesel manufacturing facilities. The fair value of the Common Stock issued as consideration, of $3,027, was allocated to a supply agreement intangible asset. The fair value of any additional shares of Common Stock issued will be allocated to a supply agreement intangible asset as additional shares are earned by ABDF upon the Company's purchase of certain volumes of used cooking oil in proportion to annual targeted amounts in accordance with the supply agreement. Amounts allocated to the supply agreement intangible asset will be amortized over the term of the supply agreement.

Clovis Biodiesel, LLC

On September 21, 2010, REG Clovis, LLC, a wholly owned subsidiary of the Company, acquired substantially all assets of Clovis Biodiesel, LLC, a wholly owned subsidiary of the ARES Corporation. At closing, the Company delivered to ARES Corporation 860,000 shares of Common Stock in exchange for the assets of Clovis and $8,000 cash.

The Company determined that the Clovis assets do not constitute a business as defined under ASC Topic 805 on the basis that the Clovis assets are not an integrated set of activities or assets that are capable of being conducted or managed in a manner that would provide any economic benefit or return to the Company. As a result, the Company accounted for the purchase of the Clovis assets as an asset acquisition. Neither goodwill nor a gain from a bargain purchase was recognized in conjunction with the acquisition, and no significant contingent assets or liabilities were acquired or assumed in the acquisition.

The following table summarizes the final allocation of the purchase price to the fair values of the assets acquired and liabilities assumed at the date of acquisition:

Final allocation at September 21, 2010
Assets acquired:
Cash	$8,000
Property, plant and equipment	2,191

Fair value of common stock issued	$10,191

The final acquisition price is summarized as follows:

	Final value at September 21, 2010
	Fair value	Fair value per share
Fair value of stock issued:
Common Stock	$10,191	$11.85